CONTINGENT LIABILITIES (Brazilian Internal Revenue Service) (Details) $ in Thousands				1 Months Ended
	Jun. 24, 2010 USD ($)	Jun. 24, 2010 BRL (R$)	Oct. 01, 2005 USD ($)	Apr. 25, 2021 USD ($)	Apr. 25, 2021 BRL (R$)	Feb. 28, 2021 BRL (R$)
Loss Contingencies [Line Items]
Offsetting amount | $			$ 2,100
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member]
Loss Contingencies [Line Items]
Aggregate sum claimed pursuant to tax deficiency | $	$ 3,120
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Estimated amount of aggregate sum claimed pursuant to the tax assessment (principal amount, interest and penalties) | $				$ 247
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Aggregate sum claimed pursuant to tax deficiency | R$		R$ 5,567,032
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member] | Brazil, Brazil Real | Subsequent Event [Member]
Loss Contingencies [Line Items]
Remainder of debt owed if Federal Government does not file appeal | R$						R$ 2,000
Estimated amount of aggregate sum claimed pursuant to the tax assessment (principal amount, interest and penalties) | R$					R$ 128,000